Filed Pursuant to Rule 497(e)
Registration Nos. 333-250955; 811-23622

ASYMshares™ ASYMmetric S&P 500® ETF (ASPY)
(the “Fund”)

February 17, 2023

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated April 30, 2022

Effective February 28, 2023, the Fund’s name will change to the “ASYMmetric Smart S&P 500® ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.